Concentrations	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Concentrations

Note 11. Concentrations

Major customers

For the quarter ended June 30, 2011, there was no single player on the gaming site who had wagered more than 10% of the total gaming revenue. The Company is reliant on Unibet to provide contracted services pursuant to its Partner Program. The Company has a receivable from Unibet of $131,485 as at June 30, 2011 (December 31, 2010 - $34,857).

During the quarter ended June 30, 2011 and 2010, the Company offered limited advertising. Therefore there were no advertising sales representing more than 10% of the total sales.